RESTATEMENT	11 Months Ended
Dec. 31, 2010
Restatement Financial Statements Disclosure [Abstract]
Restatement Financial Statements Disclosure [Text Block]
8. RESTATEMENT

The Company has restated its financial statements for the period ended December 31, 2010. Subsequent to the filing of the original financial statements, management identified an omission in the financial statement. In December 2010, Greenmark issued 16,000,000 shares of its common stock for services rendered on behalf of Powerdyne Inc.  The shares were valued at their estimated fair value of $0.01 per share for a total compensation of $160,000.  The Company did not record the $160,000 expense for the services rendered. The effect of this correction was to increase net loss for the period from inception to December 31, 2010 from $146,270, as previously reported, to $306,270.